3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 7)	12 Months Ended
Dec. 31, 2020
US dollar [member] | Probable scenario [member]
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Depreciation	0.00%
Fluctuation in foreign exchange rate amount	5.1967
US dollar [member] | Possible scenario [member]
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Depreciation	25.00%
Fluctuation in foreign exchange rate amount	6.4959
US dollar [member] | Remote scenario [member]
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Depreciation	50.00%
Fluctuation in foreign exchange rate amount	7.7951
Euro [member] | Probable scenario [member]
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Depreciation	0.00%
Fluctuation in foreign exchange rate amount	6.3779
Euro [member] | Possible scenario [member]
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Depreciation	25.00%
Fluctuation in foreign exchange rate amount	7.9724
Euro [member] | Remote scenario [member]
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Depreciation	50.00%
Fluctuation in foreign exchange rate amount	9.5669